Form N-CSR Cover	12 Months Ended
Dec. 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	true
Amendment Description	Explanatory Note: The Registrant is filing this amendment to its Form N-CSR for the reporting period ended December 31, 2024, originally filed with the Securities and Exchange Commission on March 7, 2025 (Accession Number 0001145549-25-016806). The purpose of this amendment is to correct the address of agent for service on the cover page and to update Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies to reflect the correct series: American Funds Insurance Series - Portfolio Series and American Funds Insurance Series - Target Date Series. The signature page and certification dates have also been updated to the amendment date. Except as set forth above, this amendment does not amend, update or change any other items or disclosures found in the original Form N-CSR filing.
Registrant Name	American Funds Insurance Series
Entity Central Index Key	0000729528
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024